Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,126)	$ (61,573)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for credit losses	5,133	2,359
Depreciation and amortization	4,622	3,320
Amortization of operating right-of-use assets	616	577
Loss on disposal of property, software and equipment	11	4
Deferred income tax benefit	(627)	(732)
Financing expense related to issuance of GEM Warrants	453	455
Accrued liability for GEM litigation	2,811
Share-based compensation of subsidiary	1,117	1,121
Share-based compensation of the Group		62,040
Changes in operating assets and liabilities:
Accounts receivable	(2,981)	(22,278)
Prepaid expenses and other current assets	(24,772)	(10,131)
Accounts payable	7,617	27,340
Deferred revenue	(194)	(687)
Accrued expenses and other current liabilities	(853)	(2,213)
Tax payable	788	768
Operating lease liabilities	(559)	(515)
Amount due to related parties	(128)	1,327
Total net cash provided by/(used in) operating activities	(11,072)	1,182
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, software and equipment	(256)	(564)
Proceeds from disposal of property, software and equipment	1	43
Purchase of short-term investments	(358)	(21,265)
Proceeds from the redemption of short-term investments	234	21,335
Repurchase of non-controlling interests	(2,214)
Purchase of other non-current assets	(6,420)	(9,341)
Total net cash used in investing activities	(9,013)	(9,792)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term loans	86,633	79,943
Repayments of short-term loans	(84,833)	(80,569)
Repayments of payables to a related party	(11,398)	(1,699)
Shares repurchase	(15,760)
Proceeds from issuance of ordinary shares, net of issuance cost	41,631
Total net cash (used in)/provided by financing activities	16,273	(2,325)
Effect of exchange rate changes	793	329
Net change in cash and restricted cash	(3,019)	(10,606)
Cash and restricted cash, beginning of the period	29,512	33,595
Cash and restricted cash, end of the period	26,493	22,989
Reconciliation of cash and restricted cash to the unaudited condensed consolidated balance sheets:
Cash	23,704	20,239
Restricted cash	2,789	2,750
Total cash and restricted cash	26,493	22,989
Supplemental disclosures of cash flow information:
Income tax paid	679	778
Interest expense paid	2,636	2,816
Supplemental disclosures of non-cash flow information:
Obtaining right-of-use assets in exchange for operating lease liabilities	156	93
Prepaid financing expense related to issuance of GEM Warrants	382	987
Decrease of accrued expenses and other current liabilities due to vest of restricted shares	311	311
Repayments of payables to a related party		$ 4,503